AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 16, 2012
SECURITIES ACT FILE NO. 033-21561
INVESTMENT COMPANY ACT FILE NO. 811-05537

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:				[X]

Pre-Effective Amendment No.				[ ]

Post-Effective Amendment No. 29				[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:				[X]

		Amendment No. 29		[X]

(Check Appropriate Box or Boxes)

NICHOLAS MONEY MARKET FUND, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street
		Milwaukee, WI	53202
		(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, Including Area Code (414) 272-4650

Jeffrey T. May, Senior Vice President
Nicholas Money Market Fund, Inc.
700 North Water Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

WITH A COPY TO:
K. Thor Lundgren, Esq.
Jason T. Thompson, Esq.
Michael Best & Friedrich LLP
100 East Wisconsin Avenue, Suite 3300
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box):
[ x ]		Immediately upon filing pursuant to paragraph (b) of Rule 485.
[	]	On (date) pursuant to paragraph (b) of Rule 485.
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[	]	On (date) pursuant to paragraph (a)(1) of Rule 485.
[	]	75 days after filing pursuant to paragraph (a)(2) of Rule 285.
[	]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 16th day of May, 2012.

Nicholas Money Market Fund, Inc.

By:	/s/ Jeffrey T. May *
Jeffrey T. May
Senior Vice President and Treasurer
(Principal Financial and Accounting Officer)

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of May, 2012.

/s/	Albert O. Nicholas*	President (Principal Executive
	Albert O. Nicholas	Officer), and Director

/s/	Jeffrey T. May*	Senior Vice President and Treasurer
	Jeffrey T. May	(Principal Financial and Accounting Officer)

/s/	Timothy P. Reiland*	Director
Timothy P. Reiland

/s/	Jay H. Robertson*	Director
Jay H. Robertson

* By: /s/ Jeffrey T. May
Jeffrey T. May,
Attorney-in-Fact pursuant to
Power of Attorney previously filed.

EXHIBIT INDEX
Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE